CALVERT MANAGEMENT SERIES

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the form of prospectus used with respect to the following series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 109 (“Amendment No. 109”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 109 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-20-000097) on January 28, 2020.

Calvert Floating-Rate Advantage Fund

CALVERT MANAGEMENT SERIES

By:	/s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: February 12, 2020